Transactions With Former Parent And Affiliate	12 Months Ended
Sep. 27, 2013
Related Party Transaction, Due from (to) Related Party [Abstract]
Transactions with Former Parent and Affiliate
Transactions with Former Parent and Affiliate
Tax Sharing Agreement—On June 29, 2007, the Company entered into a tax sharing agreement, under which the Company shares responsibility for certain of its, Tyco International’s and TE Connectivity’s income tax liabilities for periods prior to the 2007 separation. Covidien, Tyco International and TE Connectivity share 42%, 27% and 31%, respectively, of U.S. income tax liabilities that arise from adjustments made by tax authorities to its, Tyco International’s and TE Connectivity’s U.S. income tax returns, certain income tax liabilities arising from adjustments made by tax authorities to intercompany transactions or similar adjustments, and certain taxes attributable to internal transactions undertaken in anticipation of the 2007 separation. If Tyco International and TE Connectivity default on their obligations to Covidien under the tax sharing agreement, Covidien would be liable for the entire amount of these liabilities. All costs and expenses associated with the management of these tax liabilities are being shared equally among the parties.
In connection with the 2007 separation, all tax liabilities associated with the Company’s business became Covidien’s tax liabilities. Following the 2013 separation, Mallinckrodt became the primary obligor to the taxing authorities for $160 million of tax liabilities, of which $125 million relate to periods prior to the 2007 separation and were formerly recorded by the Company. However, Covidien remains the sole party subject to the tax sharing agreement with Tyco International and TE Connectivity. Accordingly, Mallinckrodt does not share in Covidien’s liability to Tyco International and TE Connectivity, nor in the receivable that Covidien has from Tyco International and TE Connectivity, both of which are discussed below.
If any party to the Tyco tax sharing agreement were to default in its obligation to another party to pay its share of the distribution taxes that arise as a result of no party’s fault, each non-defaulting party would be required to pay, equally with any other non-defaulting party, the amounts in default. In addition, if another party to the Tyco tax sharing agreement that is responsible for all or a portion of an income tax liability were to default in its payment of such liability to a taxing authority, the Company could be legally liable under applicable tax law for such liabilities and be required to make additional tax payments. Accordingly, under certain circumstances, the Company may be obligated to pay amounts in excess of the Company’s agreed upon share of its, Tyco International’s and TE Connectivity’s tax liabilities.
 The Company has used available information to develop its best estimates for certain assets and liabilities related to periods prior to the 2007 separation, including amounts subject to or impacted by the provisions of the Tyco tax sharing agreement. The actual amounts that Covidien may be required to ultimately accrue or pay under the Tyco tax sharing agreement, however, could vary depending upon the outcome of the unresolved tax matters discussed in note 21. Final determination of the balances will be made in subsequent periods, primarily related to certain pre-2007 separation tax liabilities and tax years open for examination. These balances will also be impacted by the filing of final or amended income tax returns in certain jurisdictions where those returns include a combination of Tyco International, Covidien and/or TE Connectivity legal entities for periods prior to the 2007 separation.
At September 27, 2013, the Company is the primary obligor to the taxing authorities for $1.688 billion of tax liabilities that are recorded on the consolidated balance sheet, of which $1.364 billion relates to periods prior to the 2007 separation and which is shared with Tyco International and TE Connectivity pursuant to the Tyco tax sharing agreement. At September 28, 2012, the Company was the primary obligor to the taxing authorities for $1.696 billion of contingent tax liabilities that were recorded on the consolidated balance sheet.
Income Tax Receivables—The Company has a current and non-current receivable from Tyco International and TE Connectivity totaling $668 million and $614 million at September 27, 2013 and September 28, 2012, respectively. These receivables reflect 58% of the contingent tax liabilities that are subject to the Tyco tax sharing agreement. These receivables are classified as due from former parent and affiliate on the consolidated balance sheets. As discussed in note 5, adjustments to these receivables are recorded in other income, net. During fiscal 2013 and 2012, the Company received net reimbursement payments totaling $14 million and $8 million, respectively, from Tyco International and TE Connectivity.
Guaranteed Contingent Tax Liabilities—The Company has certain guarantee commitments and indemnifications with Tyco International and TE Connectivity, primarily related to certain contingent tax liabilities. Current and non-current liabilities totaling $584 million and $613 million related to these guarantees were included on the Company’s consolidated balance sheets at September 27, 2013 and September 28, 2012, respectively. The non-current portion of these liabilities are classified as guaranteed contingent tax liabilities on the consolidated balance sheets, while the current portion is included in accrued and other current liabilities. During fiscal 2013, 2012 and 2011, the Company made payments to Tyco International and TE Connectivity totaling $31 million, $45 million and $55 million, respectively. These amounts represent the 42% reimbursement required pursuant to the Tyco tax sharing agreement for applicable tax and interest payments made by Tyco International and TE Connectivity.